Share Capital (Narrative) (Detail)	1 Months Ended	12 Months Ended						12 Months Ended		1 Months Ended			12 Months Ended					12 Months Ended						1 Months Ended
	Jan. 24, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	May 22, 2012	Dec. 31, 2010 CAD	Dec. 31, 2012 Equity Incentive Plan [Member] USD ($)	Dec. 31, 2011 Equity Incentive Plan [Member] USD ($)	Jul. 31, 2012 2012 Rights Offering [Member] USD ($)	Jun. 19, 2012 2012 Rights Offering [Member] USD ($)	Jun. 19, 2012 2012 Rights Offering [Member] CAD	Dec. 31, 2012 2012 Rights Offering [Member] USD ($)	Dec. 31, 2012 2012 Rights Offering [Member] CAD	Jun. 14, 2012 2012 Rights Offering [Member] USD ($)	Jun. 14, 2012 2012 Rights Offering [Member] Rio Tinto [Member] USD ($)	Jun. 14, 2012 2012 Rights Offering [Member] Parent Company [Member] USD ($)	Dec. 31, 2012 2011 Rights Offering [Member] USD ($)	Dec. 31, 2012 2011 Rights Offering [Member] CAD	Dec. 31, 2011 2011 Rights Offering [Member] USD ($)	Dec. 31, 2010 2011 Rights Offering [Member] USD ($)	Dec. 31, 2010 2011 Rights Offering [Member] CAD	Dec. 23, 2010 2011 Rights Offering [Member] USD ($)	May 22, 2012 Series D Warrants [Member] USD ($)	Apr. 17, 2012 Series D Warrants [Member] Rio Tinto [Member]	Jan. 24, 2012 Maximum [Member]	Jan. 24, 2012 Maximum [Member] Rio Tinto [Member]	Jan. 24, 2012 Minimum [Member]	Jan. 24, 2012 Minimum [Member] Rio Tinto [Member]
Class of Stock [Line Items]
Common stock shares authorized percentage pursuant to the Equity Incentive Plan		6.50%	6.50%
Shares available for grants		49,183,597	49,183,597	24,610,831	24,610,831		20,244,373
Common stock shares authorized maximum		65,359,809	65,359,809
Weighted average grant-date fair value of stock options granted			1.01		13.47
Weighted average exercise price			15.58		13.83		9.45	$ 15.70	$ 13.54
Intrinsic value of options exercised		$ 24,100,000		$ 44,400,000
Options vested and expected to vest								16,176,212	23,449,062
Aggregate intrinsic value								4,700,000	137,200,000
Unrecognized compensation cost related to unvested stock options								20,100,000
Weighted-average cost recognized period, years								1 year 3 months 18 days
Vested option aggregate intrinsic value								4,700,000	86,900,000
Number of options vested in accordance with the terms of these awards		5,031,933	5,031,933
Company's largest shareholder's equity ownership percentage in reporting entity		50.80%	50.80%	48.90%	48.90%																					51.00%	51.00%	49.00%	49.00%
Number of shares acquired by the company's largest shareholder in a privately negotiated transaction	15,100,000
Warrants issued																								74,247,460	55,000,000
Exercise price
Share purchase warrants		164,385,000
Number of rights held entitled the holder thereof to purchase number of common shares of the company											Received one right for each common share held. Every 20 rights held entitled the holder thereof to purchase seven common shares of the Company	Received one right for each common share held. Every 20 rights held entitled the holder thereof to purchase seven common shares of the Company									Received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares	Received one right for each common share held. Every 100 rights held entitled the holder thereof to purchase 15 common shares
Subscription Price											$ 7.00	7.17	$ 7.00	7.17				$ 13.88	13.93		$ 13.88	13.93
Standby commitment fee, percentage						4.00%
Common stock, shares, issued		1,005,535,530	1,005,535,530	739,382,976	739,382,976					259,558,050								84,867,671	84,867,671
Expenses and fees relating to rights offering		75,443,000		27,311,000						75,442,000								27,300,000
Proceeds from common shares issued		(2,237,397,000)		(2,351,988,000)						1,800,000,000								1,180,000,000
Standby Commitment fee paid										72,800,000
Rights offering derivative liability															688,400,000	343,600,000	344,800,000						901,900,000
Recognized derivative gain (loss)		194,664,000		(432,536,000)									194,700,000							432,500,000
Derivative financial liability reclassified to share capital		493,673,000		1,193,064,000									493,700,000
Derivative financial liability reclassified to additional paid-in capital				$ 5,700,000									$ 100,000